Finance costs, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance costs, net
Interest expense - debt and lease obligation	$ 5,618	$ 7,322
Interest income	(545)	(3,200)
Total finance costs, net	$ 5,073	$ 4,122